RELATED PARTY DISCLOSURES	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
RELATED PARTY DISCLOSURES

29. RELATED PARTY DISCLOSURES

Ultimate parent

Genetic Technologies Limited is the ultimate Australian parent company. As at the date of this Report, no shareholder controls more than 50% of the issued capital of the Company.

Transactions within the Company and with other related parties

During the financial years ended June 30, 2023, 2022 and 2021, other than compensation paid to directors and other members of key management personnel, see “Item 6.B Compensation”, the only transactions between entities within the Company and other related parties are as listed below. Except where noted, all amounts were charged on similar to market terms and at commercial rates.

Performance Rights Issuance

After receiving shareholder approval on December 10, 2020, the Company issued additional 125,000,000 Performance Rights to Directors of the Company as follows:

●	5,000,000 Class A Performance Rights to Dr. Lindsay Wakefield
●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C Performance Rights to Dr. Jerzy Muchnicki
●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C Performance Rights to Mr. Peter Rubinstein
●	5,000,000 Class A Performance Rights to Mr. Nicholas Burrows

During the financial year ending June 30, 2021, the Board has approved for the following Performance Rights to be issued to the Chief Executive Officer and Chief Operating Officer:

●	60,000,000 Class D Performance Rights to Mr. Simon Morris
●	3,937,500 Class E Performance Rights to Mr. Stanley Sack

Mr. Stanley Sack exercised his performance rights during the financial year ending June 30, 2022.

During the financial year ending June 30, 2022, the Board has approved for the following Performance Rights to be issued to the Key Management Personnel below:

●	40,000,000 Performance Rights to Mr. Michael Tonroe
●	20,000,000 Performance Rights to Mr. Carl Stubbings
●	20,000,000 Performance Rights to Mr. Kevin Camilleri

The performance rights issued to Mr. Michael Tonroe were forfeit during the 2023 financial year following his resignation.

The Company has accounted for these Performance Rights in accordance with its accounting policy for share-based payment transactions and has recorded A$125,500 (2022: A$437,508 & 2021: A$622,725) of associated expense in the reporting period.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

29. RELATED PARTY DISCLOSURES (cont.)

Mr. Phillip Hains (Former Chief Financial Officer)

On July 15, 2019, the Company announced that it had appointed Mr. Phillip Hains (MBA, CA) as the Chief Financial Officer who has over 30 years of extensive experience in roles with a portfolio of ASX and NASDAQ listed companies and provides CFO services through his firm The CFO Solution. Prior to this point the Company had a similar arrangement with The CFO Solution, where it would engage and provide services of overall CFO, accounting and other finance related activities.

During the reporting period, the Company had not transacted with The CFO Solution towards provision of overall CFO, accounting and other finance related activities (2022: A$91,615 & 2021: A$224,971).

Mr. Stanley Sack (former Chief Operating Officer)

On May 18, 2020, the Company appointed Mr. Stanley Sack who provides consulting in the capacity of Chief Operating Officer. Mr. Sack has spent 15 years in large listed entities in executive positions managing large business divisions. He has worked with a high-net- worth family managing all their operating businesses and private equity activities. Mr. Sack built an Allied Health Business in the aged care and community care space which became the biggest Mobile Allied Health Business in Australia, and was recently sold to a large medical insurance company.

During the reporting period, the Company had not transacted with Mr. Stanley Sack’s entity Cobben Investments towards provision of consulting services in relation to provision of duties related to Chief Operating Officer of the Company (2022: A$107,187 & 2021: A$143,172).

Mr. Peter Rubinstein (Non-Executive Director and Chairman)

During the financial year ended June 30, 2020, the Board approved to obtain consulting services in relation to capital raises, compliance, NASDAQ hearings and investor relations from its Non-Executive Director and current Chairman, Mr. Peter Rubinstein. The services procured were through Mr. Peter Rubinstein’s associate entity ValueAdmin.com Pty Ltd and amounted to A$60,000 (2022: A$60,000 & 2021: A$60,000) that is included as part of the cash salary and fees in the remuneration report as at June 30, 2023.

Dr. Jerzy Muchnicki (Non-Independent Non-Executive Director)

During the financial year ended June 30, 2022, the Board approved to obtain consulting services in relation to PRS and Germline Integration; Epigenetics; Somatic Testing; NIPT; Carrier testing and related marketing advice from its Non-Independent Non-Executive Director, Dr. Jerzy Muchnicki. The services procured were through Dr. Jerzy Muchnicki’s private consultancy and amounted to A$50,000 (2021: Nil) that is included as part of the cash salary and fees in the remuneration report.

There were no transactions with parties related to Key Management Personnel during the year other than that disclosed above.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

29. RELATED PARTY DISCLOSURES (cont.)

Details of Directors and Key Management Personnel as at balance date

Directors

●	Mr. Peter Rubinstein (Independent Non-Executive & Chairman)
●	Dr. Jerzy Muchnicki (Non-Independent Non-Executive)
●	Dr. Lindsay Wakefield (Independent Non-Executive)
●	Mr. Nicholas Burrows (Independent Non-Executive)

Key Management Personnel (KMPs)

●	Mr. Simon Morriss (Chief Executive Officer) (appointed 1 February 2021)
●	Dr. Richard Allman (Chief Scientific Officer) (ceased full-time employment 6 October 2022, then appointed consulting Scientific Advisor)
●	Mr. Tony Di Pietro (Chief Financial Officer) (appointed 28 November 2022)
●	Mr. Mike Tonroe (Chief Financial Officer) (appointed 15 June 2021, resigned on 28 November 2022)
●	Mr. Phillip Hains (Chief Financial Officer) (July 15, 2019 to 15 June 2021)
●	Mr. Stanley Sack (former Chief Operating Officer) (May 18, 2020 to April 30, 2022)
●	Mr. Kevin Camilleri (Chief Executive Officer of EasyDNA) (appointed August 16, 2021)
●	Mr. Carl Stubbings (Chief Commercial Officer) (appointed September 1, 2021)

	2023 A$	2022 A$	2021 A$
Remuneration of Key Management Personnel
Short-term employee benefits	1,529,124	1,894,413	1,035,302
Post-employment benefits	113,511	125,822	79,042
Share-based payments	253,453	387,046	650,911
Other long-term benefits	10,978	4,797	4,589
Termination benefits	-	-	-
Total remuneration of Key Management Personnel	1,907,066	2,412,078	1,769,844

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)